FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of December 31, 2011 owned a fleet of thirty three liquefied petroleum gas (LPG) carriers, three medium range (M.R.) type product carriers and one Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on December 22, 2004.

The accompanying consolidated financial statements include the ship-owning companies listed below:

LPG carriers

			Acquisition /
	Name of Company	Vessel Name	Disposition Date	cbm
1.	LPGONE Ltd.	Gas Tiny	October 29, 2004	1,319.96
2.	Geneve Butane Inc.	Gas Kaizen	November 24, 2004	4,102.00
	Pacific Gases Ltd.	Gas Emperor**	February 2, 2005	5,009.07
3.	Semichlaus Exports Ltd.	Gas Ice	April 7, 2005	3,434.08
4.	Ventspils Gases Ltd.	Gas Arctic	April 7, 2005	3,434.08
5.	Aracruz Trading Ltd.	Gas Amazon	May 19, 2005	6,562.41
6.	Empire Spirit Ltd.	Gas Monarch	May 31, 2005	5,018.35
7.	Jungle Investment Limited	Gas Cathar	July 27, 2005	7,517.18
8.	Northern Yield Shipping Ltd.	Gas Legacy	October 27, 2005	3,500.00
9.	Triathlon Inc.	Gas Marathon	November 2, 2005	6,572.20
10.	Iceland Ltd.	Gas Crystal	November 11, 2005	3,211.04
11.	Soleil Trust Inc.	Gas Sincerity	November 14, 2005	4,128.98
12.	East Propane Inc.	Catterick	November 24, 2005	5,001.41
13.	Petchem Trading Inc.	Gas Spirit	December 16, 2005	4,112.18
	Malibu Gas Inc.	Feisty Gas*	December 16, 2005	4,111.24
14.	International Gases Inc.	Gas Zael*	April 3, 2006	4,111.24
15.	Oxfordgas Ltd.	Lyne	May 19, 2006	5,013.90
16.	Energetic Peninsula Limited	Sir Ivor	May 26, 2006	5,000.00
17.	Baroness Holdings Inc.	Gas Pasha	June 30, 2006	3,244.04
18.	Evolution Crude Inc.	Gas Flawless	February 1, 2007	6,300.00
19.	Fighter Gas Inc.	Gas Icon	June 27, 2007	5,000.00
20.	Luckyboy Inc.	Chiltern	June 28, 2007	3,312.00
21.	Italia Trades Inc.	Gas Evoluzione	July 23, 2007	3,517.00
22.	Studio City Inc.	Gas Kalogeros	July 27, 2007	5,000.00
23.	Gastech Inc.	Gas Sikousis	August 3, 2007	3,500.00
24.	Cannes View Inc.	Gas Haralambos	October 30, 2007	7,000.00
25.	Ecstasea Inc.	Gas Premiership	March 19, 2008	7,200.00
26.	Spacegas Inc.	Gas Defiance	August 1, 2008	5,000.00
27.	Financial Power Inc.	Gas Shuriken	November 3, 2008	5,000.00
28.	Sound Effex Inc.	Gas Astrid	April 16, 2009	3,500.00
29.	Revolution Inc.	Gas Exelero	June 30, 2009	3,500.00
30.	Empress Enterprises Ltd.	Gas Emperor**	August 16, 2010	5,009.07
31.	Rising Sun Inc.	Gas Elixir	February 28, 2011	5,000.00
32.	Carinthia Inc.	Gas Cerberus	April 20, 2011	5,000.00
33.	Pelorus Inc.	Gas Myth	September 21, 2011	5,000.00
	Independent Trader Ltd.	Gas Oracle	April 26, 2005	3,014.59
			(sold on January 28, 2008)
	Transgalaxy Inc.	Gas Fortune	February 24, 2006	3,512.78
			(sold on December 9, 2009)
	Ocean Blue Limited	Gas Nemesis	June 15, 2006	5,016.05
			(sold on January 29, 2008)
	European Energy Inc.	Gas Renovatio	May 29, 2007	3,312.50
			(sold on March 19, 2008)
	Espace Inc.	Gas Sophie	October 15, 2007	3,500.00
			(sold on June 10, 2009)
	VCM Trading Ltd.	Gas Prophet	October 12, 2004	3,515.55
			(sold on March 16, 2010)
	Gaz De Brazil Inc.	Gas Prodigy	October 15, 2004	3,014.59
			(sold on April 9, 2010)
	Industrial Materials Inc.	Gas Texiana	April 11, 2005	5,013.33
			(sold on April 6, 2010)
	Balkan Profit Ltd	Gas Eternity	March 9, 2006	3,528.21
			(sold on May 6, 2010)
	Tankpunk Inc.	Gas Natalie	January 22, 2009	3,213.92
			(sold on January 15, 2010)
	Matrix Gas Trading Ltd.	Gas Shanghai	December 7, 2004	3,525.92
			(sold on May 9, 2011)
	Continent Gas Inc.	Gas Chios	May 20, 2005	6,562.09
			(sold on June 1, 2011)
	Balkan Holding Inc.	Gas Czar	February 14, 2006	3,509.65
			(sold on June 15, 2011)
	Aura Gas Inc.	Gas Nemesis	May 18, 2007	3,518.00
			(sold on July 13, 2011)

	Name of Company	Vessel Name	To be delivered on	dwt
	Tatoosh Beauty Inc.	Gas Esco	May 2012	7,500.00
	Octopus Gas Inc.	Gas Husky	January 2012	7,500.00

M.R. type product carriers

	Name of Company	Vessel Name	Acquisition Date	dwt
34.	Clean Power Inc.	Navig8 Fidelity	January 9, 2008	46,754.29
35.	MR Roi Inc.	Navig8 Faith	February 27, 2008	46,754.29
36.	King of Hearts Inc.	Alpine Endurance	July 14, 2009	47,000.00

	Name of Company	Vessel Name	Cancelled on	dwt
	Casteli Castle Inc.	Stealth Argentina	December 18, 2009	50,500.00

Aframax tanker

	Name of Company	Vessel Name	Acquisition Date	dwt
37.	Tankpunk Inc.	Spike	July 26, 2010	115,804.00

*On April 3, 2006, the “Feisty Gas” was delivered to International Gases Inc., subsidiary of StealthGas Inc., and renamed “Gas Zael”.

**On August 16, 2010, the “Gas Emperor” was delivered to Empress Enterprises Ltd., subsidiary of StealthGas Inc.

The Company’s vessels are managed by Stealth Maritime Corporation S.A. — Liberia (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).

During 2009, 2010 and 2011, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2009	2010	2011
A	17%	10%	—
B	15%	12%	14%
C	13%	11%	—
D	10%	10%	—

Significant Accounting Policies TextBlock

2.Significant Accounting Policies

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of StealthGas Inc. and its wholly owned subsidiaries referred to in note 1 above. All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income/Loss: The Company follows the provisions of guidance regarding reporting comprehensive income/(loss) which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity.

Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of operations.

Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.

Restricted Cash: Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or which are required to be maintained as a certain minimum cash balance per mortgaged vessel. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Trade Receivables: The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.

Claims Receivable: Claims receivable are recorded on the accrual basis and represent the claimable expenses, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories: Inventories consist of bunkers (for vessels under voyage charter) and lubricants. The cost is determined by the first-in, first-out method. The Company considers victualling and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.

Vessels Acquisitions: Vessels are stated at cost, which consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred. The Company records all identified tangible and intangible assets associated with the acquisition of a vessel or liabilities at fair value. Where vessels are acquired with existing time charters, the Company allocates the purchase price to the time charters based on the present value (using an interest rate which reflects the risks associated with the acquired charters) of the difference between (i) the contractual amounts to be paid pursuant to the charter terms and (ii) management’s estimate of the fair market charter rate, measured over a period equal to the remaining term of the charter. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to revenues over the remaining term of the charter.

Impairment or Disposal of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of operations. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cashflows are determined by considering the revenues from existing charters for those vessels that have long term employment and estimates based on historical average rates when there is no charter in place with an annual 2% increase. The Company also assumes an average annual inflation rate of 3% for operating expenses.

At December 31, 2009, the Company performed an impairment review of the Company’s long-lived and intangible assets, due to the global economic downturn and the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of the one which was scheduled to be delivered in 2010 and the Company identified and recorded an impairment loss of $160,237 in 2009. In 2009 the Company recorded impairment on assets held for sale in the amount of $9,707,540. The total amount of $9,867,777 is presented under the caption “Impairment loss” in the consolidated statements of operations. No impairment loss was identified or recorded at December 31, 2010 and 2011.

Vessels’ Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s vessels, LPG and product carriers, to be 30 and 25 years, respectively, from the date of their construction.

Assets Held for Sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies vessels as being held for sale when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the vessels, (ii) the vessels are available for immediate sale in their present condition, (iii) an active program to find a buyer and other actions required to complete the plan to sell the vessels have been initiated, (iv) the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year and (v) the vessels are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale. Furthermore, in the period a vessel meets the held for sale criteria of guidance, a loss is recognized for any reduction of the vessel’s carrying amount to its fair value less cost to sell. Except for 2009, no such adjustments were identified as of December 31, 2010 and 2011 (Note 6).

Trade Accounts Payable: The amount shown as trade accounts payable at the balance sheet date includes payables to suppliers of port services, bunkers, and other goods and services payable by the Company.

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs and all non-capitalizable repair and maintenance expenses are expensed in the period incurred.

Deferred Finance Charges: Fees incurred for obtaining new loans or refinancing existing ones are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing is made.

Pension and Retirement Benefit Obligations — Crew: The ship-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or any post-retirement benefits.

Accounting for Revenue and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using either voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time and bareboat charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily or monthly charter hire rate payable monthly in advance. If a charter agreement exists and the price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each voyage or period charter. A voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter’s duration period. Deferred income includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Voyage expenses comprise commissions, bunkers and port expenses and are unique to a particular charter. Commissions in all cases are paid by the Company and are recognized on a pro-rata basis. All other voyage expenses are paid by the charterer under time charter arrangements or by the Company under voyage charter arrangements and are recognized as incurred.

Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and miscellaneous expenses. Vessel operating expenses are paid by the Company and are accounted for on an accrual basis.

Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation.

Leasing: Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Stock Incentive Plan: Share-based compensation includes vested and non-vested shares granted to employees and to non-employee directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of operations. These shares are measured at their fair value, which is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 14).

Earnings/(Loss) per Share: Basic earnings per share are computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation to the extent these are not anti-dilutive. (Note 15).

Derivatives: The Company designates its derivatives based upon guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i) Hedge Accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii) Other Derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Recent Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, (“ASU 2011-04”). ASU 2011-04 amends Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements”, (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company’s fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company’s consolidated financial statements, but may require certain additional disclosures.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income, Presentation of Comprehensive Income (Topic 220)”, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, “Comprehensive income”, and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this ASU have been adopted by the Company in the accompanying consolidated financial statements and, as a result, the consolidated financial statements for the years ended December 31, 2009 and 2010 were revised to include a separate statement of comprehensive income and to exclude the components of other comprehensive income from the statement of stockholders’ equity.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities”. The objective of this update is to provide enhanced disclosures that will enable financial statements’ users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standard Update No 2011-05”. The amendments in this ASU supersede certain pending paragraphs in ASU 2011-05, to effectively defer the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies are still required to present reclassifications out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements.

Related Party Transactions Disclosure TextBlock

3.Transactions with Related Party

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, effective after an amendment on January 1, 2007 to the Management Agreement. For the years ended December 31, 2009, 2010 and 2011, total brokerage commissions of 1.25% amounted to $1,418,024, $1,396,877 and $1,474,495, respectively, and were included in voyage expenses. For the years ended December 31, 2009, 2010 and 2011, the management fees were $5,230,990, $5,184,055 and $4,760,865, respectively.

The Manager also acts as a sales and purchase broker of the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the years ended December 31, 2009, 2010 and 2011 commission fees relating to vessels purchased of $575,000, $565,000 and $621,745, respectively, were incurred and capitalized to the cost of the vessels. For the years ended December 31, 2009, 2010 and 2011 the amounts of $121,000, $381,300 and $258,500, respectively, were recognized as expenses relating to the sale of vessels and are included in the consolidated statements of operations under the caption “Net (gain)/loss on sale of vessels”.

The Manager has subcontracted the technical management of some of the vessels to three unaffiliated ship-management companies, Selandia Ship Management (“Selandia”), Swan Shipping Corporation (Manila) and Dobson Fleet Management Ltd. (“DFM”) and one affiliated ship-management company, Brave Maritime Corporation Inc. (“Brave”). These companies provide technical management to the Company’s vessels for a fixed annual fee per vessel.

In addition to management services, the Company reimburses the Manager for compensation of our Chief Executive Officer, our Chief Financial Officer, our Internal Auditor and our Deputy Chairman and Executive Director in the amounts of $1,267,981, $1,311,363 and $1,192,266 for the years ended December 31, 2009, 2010 and 2011, respectively, and which are included in the consolidated statements of operations under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2010 and at December 31, 2011 was a liability of $9,515,372 and $7,874,990, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Vafias Group. Rental expense for the years ended December 31, 2009, 2010 and 2011 amounted to $45,102, $55,214 and $57,850, respectively.

On June 4, 2010, the Company entered into a memorandum of agreement with its affiliate Stealth Maritime Corp S.A. to acquire an under construction Aframax tanker named “Spike” (formerly “Hull No 1757”) which was delivered on July 26, 2010. The purchase price of this vessel was $56,500,000. As provided by the memorandum of agreement, no advance payment was given.

Inventory Disclosure TextBlock

4.Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2010	2011
Bunkers	792,586	1,325,541
Lubricants	1,047,506	1,090,567

Total	1,840,092	2,416,108

Advances For Vessels Under Construction Acquisitions [TextBlock]

5.Advances for Vessels Under Construction and Acquisitions

The amounts shown in the accompanying consolidated balance sheets as of December 31, 2010 and December 31, 2011 amounting to $37,273,199 and $22,347,811, respectively, represent advance payments to a ship-builder for five LPG carriers under construction.

The movement of the account, advances for vessels under construction and acquisitions, for the years ended December 31, 2010 and 2011, was as follows:

Balance, December 31, 2009	23,485,905
Advances for vessels under construction	13,046,531
Capitalized interest	556,477
Capitalized expenses	184,286

Balance, December 31, 2010	37,273,199
Advances for vessels under construction	52,797,646
Capitalized interest	557,565
Capitalized expenses	1,625,979
Vessels delivered	(69,906,578)

Balance, December 31, 2011	22,347,811

On February 25, 2008, the Company signed contracts with Mitsubishi Corporation of Japan for the construction of five LPG carriers at an aggregate contract price of Yen 12,008,000,000 (approx. $124,486,017 based upon an aggregate average USD/JPY exchange rate of $1.00:JPY 96.46). Pursuant to an agreement signed on February 27, 2009, the vessels were scheduled for delivery between February 2011 and May 2012. On June 18, 2010, the Company signed a further agreement with the shipyard which provides for a 5% reduction of the contract price of each vessel under construction. This reduction will be deducted from the final installment due upon delivery of each vessel. During the years 2010 and 2011, the Company effected advance payments to the shipbuilding yard of Yen 1,311,200,000 ($13,046,531) and Yen 3,414,762,000 ($52,797,646), respectively. During 2011, three of the five LPG carriers were delivered to the Company (Note 6).

On June 25, 2008, the Company entered into a memorandum of agreement to acquire an under construction M.R. type product carrier named “Stealth Argentina” (formerly “Hull No 061”) from an unaffiliated entity which was scheduled to be delivered in the fourth quarter of 2009. The purchase price of this vessel was $57,500,000. On June 30, 2008, the Company paid 10% of the purchase price, to a joint escrow account in the name of the seller and buyer. In December 2009, the Company began negotiations with the seller to cancel the acquisition of the vessel due to various technical deficiencies identified in the vessel’s design. In December 2009, the Company and the seller mutually agreed to cancel the memorandum of agreement to acquire the vessel. The cancellation fee consisted of forfeiture of the Company’s deposit totaling $5,750,000, plus a cash payment of $10,750,000. The total cancellation fee of $16,500,000 is included in the consolidated statements of operations under the caption “Forfeiture of vessel deposit and contract termination fees”. The outstanding balance of the cancellation fee as of December 31, 2010 amounting to $2,687,500 was fully paid in 2011.

Property, Plant and Equipment [Text Block]

6.Vessels, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2009	674,007,084	(79,075,293)	594,931,791
Acquisitions	57,068,000	—	57,068,000
Disposals	(29,058,909)	6,748,227	(22,310,682)
Depreciation for the year	—	(26,624,098)	(26,624,098)

Balance, December 31, 2010	702,016,175	(98,951,164)	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction)	69,906,578	—	69,906,578
Held for sale	(1,310,488)	389,203	(921,285)
Disposals	(41,160,174)	10,504,963	(30,655,211)
Depreciation for the year	—	(27,562,120)	(27,562,120)

Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973

During the year ended December 31, 2009, the Company acquired the vessels “Gas Natalie”, “Gas Astrid”, “Gas Exelero” and “Alpine Endurance” for a total consideration of $106,085,745 and concluded separate memoranda of agreement for the disposal of the vessels “Gas Sophie”, “Gas Fortune”, “Gas Natalie” and “Gas Eternity” to unaffiliated third parties for $26,200,000. The Company realized an aggregate loss from the sale of “Gas Sophie” of $791,659 and recorded an aggregate impairment charge of $9,867,777 to write down the carrying amount of the remaining vessels to their fair market value less costs to sell, and both were included in the Company’s consolidated statement of operations of 2009.

During the year ended December 31, 2010, the Company acquired the vessel “Spike” for a total consideration of $57,068,000 and concluded separate memoranda of agreement for the disposal of the vessels “Gas Prophet”, “Gas Texiana” and “Gas Prodigy” to unaffiliated third parties for $24,030,000. The Company realized an aggregate gain from the sale of vessels of $960,696 which was included in the Company’s consolidated statement of operations of 2010.

During the year ended December 31, 2011, the Company completed construction of the vessels Gas Elixir” (formerly Hull “K422”), “Gas Cerberus” (formerly Hull “K423”) and “Gas Myth”, (formerly Hull “K421”) for a total consideration of $69,906,578 and concluded separate memoranda of agreement for the disposal of the vessels “Gas Shanghai”, “Gas Chios”, “Gas Czar” and “Gas Nemesis” to unaffiliated third parties for $25,850,000. The Company realized an aggregate loss from the sale of vessels of $5,654,178 which was included in the Company’s consolidated statement of operations of 2011.

On December 16, 2011, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Tiny” to an unaffiliated third party for $2,400,000. As of December 31, 2011 this transaction met all the criteria for held for sale and hence the carrying value of the Gas Tiny which amounted to $921,285 is presented as Vessel held for Sale in the accompanying consolidated balance sheet. The vessel was delivered to her new owners on January 17, 2012 and the Company realized an aggregate gain from the sale of vessel of $1,274,965 which will be included in the Company’s consolidated statements of operations for the first quarter of 2012.

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Text Block]

7.Deferred Finance Charges

Deferred finance charges amounting to $2,296,644 and $3,081,644 as at December 31, 2010 and December 31, 2011, respectively, represent fees paid to the lenders for obtaining the related loans, net of amortization. For the years ended December 31, 2009, 2010 and 2011, the amortization of deferred financing charges amounted to $202,770, $508,686 and $395,446, respectively, and is included in interest and finance costs in the accompanying consolidated statements of operations.

Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8.Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2010	2011
Interest on long-term debt	1,385,560	1,377,794
Administrative expenses	388,294	419,027
Vessel operating and voyage expenses	3,659,740	2,952,341

Total	5,433,594	4,749,162

Deferred Revenue Disclosure [Text Block]

9.Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to $2,754,630 and $2,789,186 represent time charter revenues received in advance as of December 31, 2010 and as of December 31, 2011, respectively.

Deposit Liabilities Disclosures [Text Block]

10.Customer Deposits

On September 15, 2010, an amount of $285,000 was received from the charterer of the LPG carrier “Gas Marathon” as a guarantee which is equal to one-month hire. This amount was returned to the charterer after the end of the seven-month time charter, in May 2012.

On July 10, 2011, an amount of $275,000 was received from the charterer of the LPG carrier “Gas Marathon” as a guarantee which is equal to one-month hire. This amount will be returned to the charterer at the end of the nine-month time charter.

Long Term Debt TextBlock

11.Long-term Debt

	December 31, 2010	Movement in 2011		December 31, 2011
		Additions	Repayments
BNP Paribas	35,957,262	—	(8,659,439)	27,297,823
DnB Nor Bank	103,713,686	—	(12,947,231)	90,766,455
Scotia Bank	38,356,014	—	(3,755,500)	34,600,514
Deutsche Bank	33,375,000	—	(4,000,000)	29,375,000
National Bank of Greece	29,362,000	—	(1,939,000)	27,423,000
Emporiki Bank	26,002,668	—	(1,717,166)	24,285,502
DVB Bank	28,644,587	49,400,000	(4,164,164)	73,880,423
NIBC	23,424,732	—	(3,835,268)	19,589,464
EFG Eurobank	26,250,000	—	(2,400,000)	23,850,000

Total	345,085,949	49,400,000	(43,417,768)	351,068,181

Current portion of long-term debt	34,831,548			33,166,887

Current portion of long-term debt associated with vessel held for sale	—			791,823

Long-term debt	310,254,401			317,109,471

a. In May 2006, the Company entered into a $79,850,000 loan agreement with Fortis Bank Athens Branch (now BNP Paribas — the “BNP Loan”). The term loan was fully drawn down in four tranches. The three tranches of $11,000,000, $15,700,000 and $6,800,750 were drawn down on May 19, 2006, May 26, 2006, June 12, 2006, respectively in order to finance the acquisition of three LPG vessels, and the fourth tranche of $46,349,250 was drawn down on May 31, 2006 in order to refinance the previous outstanding balance with Fortis Bank.

At December 31, 2011, the outstanding balance of the BNP Loan of $27,297,823 is repayable in 18 equal quarterly installments of $1,006,000 each from February 2012 to May 2016 plus a balloon payment of $9,189,823 payable together with the last installment.

b.  In December 2005, the Company entered into a $50,000,000 loan agreement with DnB NOR bank (the “DnB Loan”). The term loan was fully drawn down in two tranches, an amount of $28,000,000 was drawn down on December 7, 2005, and an amount of $22,000,000 was drawn down on December 8, 2005.

In March 2006, in January 2007 and in February 2008, the Company increased its facility by $14,000,000, $20,317,500 and $15,750,000, respectively, for a total of $100,067,500 by DnB NOR bank. These additional facilities were fully drawn down on March 9, 2006, on January 30, 2007 and on March 19, 2008, respectively.

At December 31, 2011, the outstanding balance of the DnB Loan was $46,831,735, repayable in 8 equal semi-annual installments of $3,204,926 each and one semi-annual installment of $690,000 from March 2011 to March 2016 plus a balloon payment of $20,502,327 payable together with the last installment.

c. In June 2006, the Company entered into a $6,580,000 loan agreement with DnB NOR bank to finance the acquisition of one LPG vessel. The term loan was fully drawn down on June 29, 2006.

At December 31, 2011, the outstanding balance of the DnB Loan was $3,184,720, repayable in 9 equal semi-annual installments of $236,880 each from June 2012 to June 2016 plus a balloon payment of $1,052,800 payable together with the last installment.

d.  On June 21, 2007, the Company entered into a $46,875,000 facility agreement with the Scotiabank (Ireland) Limited, as lender, Scotiabank Europe plc, as security trustee, and The Bank of Nova Scotia, as swap bank. On December 21, 2007, this facility agreement was amended and increased to a $49,622,514 non revolving term loan (the “Scotiabank Facility”). The Scotiabank Facility was fully drawn down within four months from the date of commitment letter in two advances in order to partially finance the acquisition of two vessels by the Company’s wholly owned subsidiaries. The first advance amounting to $6,750,000 was drawn down on June 21, 2007 to part finance the acquisition of the “Gas Icon” (formerly “Dorado Gas”) and as of December 31, 2007 the outstanding amount was $6,497,514. The second advance amounting to $43,125,000 was drawn down on January 8, 2008 to part finance the acquisition of the “Navig8 Fidelity”.

At December 31, 2011, the outstanding balance of the Scotiabank Facility of $34,600,514 is repayable in 6 equal semi-annual installments of $336,500 each from June 2012 to June 2015 plus a balloon payment of $1,786,514 payable together with the last installment and in 12 equal semi-annual installments of $1,541,250 each from June 2012 to December 2017 plus a balloon payment of $12,300,000 payable together with the last installment.

On March 18, 2010, the Company signed an agreement with Scotiabank whereby it obtained a waiver until September 30, 2010 to an existing covenant contained in the loan agreement. The waiver letter increased the applicable margin, with effect from January 1, 2010, for the duration of this facility to 2%.

On November 12, 2010, the Company signed an agreement with Scotiabank whereby the accumulated cash in retention accounts should be included in the calculation of the market value covenant.

e. On February 12, 2008 the Company entered into a $40,250,000 facility agreement with Deutsche Bank (the “Deutsche Facility”) to partially finance the acquisition of one new M.R. product carrier, named “Navig8 Faith”, by one of the Company’s wholly owned subsidiaries. The Deutsche Facility was fully drawn down in one tranche on February 19, 2008.

At December 31, 2011, the outstanding balance of the Deutsche Facility was $29,375,000, repayable in 32 consecutive quarterly installments of $625,000 each and a balloon payment of $9,375,000 from February 2012 to February 2020.

On October 7, 2009, the Company entered into an agreement with Deutsche Bank to obtain a waiver for certain covenant amendments contained in the loan agreement until September 30, 2010. The waiver letter increased the applicable margin on this facility to 2% for the remaining duration of the term loan.

On March 11, 2010, the Company obtained a second waiver from Deutsche Bank reducing the aggregate market value covenant contained in the loan agreement through September 30, 2010 to zero from 125% of the outstanding facility. The covenant reverted to the 125% level after September 30, 2010. The new waiver letter increased the applicable margin, with effect from January 1, 2010, for the duration of this facility to 2.5%.

On November 18, 2010, the Company obtained a third waiver from Deutsche Bank reducing the aggregate market value covenant contained in the loan agreement through May 31, 2011 to 110% from 125% of the outstanding facility. The covenant reverted to the 125% level after May 31, 2011.

On April 8, 2011, the Company entered into a supplemental agreement on waiver and amendment terms on the “Deutsche Facility” providing for a waiver of certain covenants. This agreement, among other things: (i) reduces from May 18, 2011 the applicable margin for the duration of this facility to 1.9% (ii) reduces the aggregate market value covenant contained in the loan agreement from November 18, 2010 through March 31, 2012 to 110% of the outstanding facility and thereafter 125% (iii) requires the repayment of $1,500,000 on May 19, 2011 and amends the balloon payment to $9,375,000.

f.  On July 30, 2008, the Company entered into a $33,240,000 facility agreement with the National Bank of Greece (the “NBG Facility”) to partially finance the acquisition of two under construction LPG carriers, named “Gas Defiance”, and “Gas Shuriken” by two of the Company’s wholly owned subsidiaries. The NBG facility was fully drawn down in two tranches of $16,620,000 on August 1, 2008 and November 3, 2008 upon delivery of each vessel.

At December 31, 2011, the outstanding balance of the NBG Facility was $27,423,000, repayable in 18 consecutive semi-annual installments of $969,500 each from May 2012 to November 2020 plus a balloon payment of $9,972,000 payable together with the last installment.

g. On August 28, 2008, the Company entered into a $29,437,000 facility agreement with the Emporiki Bank, secured by the Gas Sikousis and the Gas Kalogeros, two vessels already owned by two of the Company’s wholly-owned subsidiaries. The senior secured term loan facility was drawn down in full on October 9, 2008 in connection with the funding of part of the deposits required for vessels under construction ordered by the Company.

At December 31, 2011, the outstanding balance of the Emporiki Facility was $24,285,502, repayable in 18 consecutive semi-annual installments of $858,583 each from April 2012 to October 2020 plus a balloon payment of $8,831,008 payable together with the last installment.

h.  On February 18, 2009, the Company entered into an up to $33,880,000 facility agreement with DVB Bank SE Nordic Branch to partially finance the acquisition of a second-hand and two under construction LPG carriers, named “Chiltern”, “Gas Astrid” (formerly Hull “K411”) and “Gas Exelero” (formerly Hull “K412”), respectively, by three of the Company’s wholly owned subsidiaries. The senior secured term loan facility will be the lesser of the amount of $33,880,000 and the 70% of the vessels’ charter free market value at the time of delivery. The term loan was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $19,250,000 was drawn down on April 16, 2009 and the second tranche of $12,950,000 was drawn down on July 1, 2009.

At December 31, 2011, the outstanding balance of the DVB Facility was $26,130,423, repayable in 10 consecutive quarterly installments of $628,541 each from January 2012 to July 2014 plus a balloon payment of $19,845,013 payable together with the last installment.

i. On February 19, 2009, the Company entered into a $37,500,000 facility agreement with EFG Eurobank Ergasias S.A. to partially finance the acquisition of the under construction M.R. type product carrier named “Alpine Endurance” (formerly “Hull No. 2139”). Based on the market value of the vessel on April 13, 2009, the senior secured term loan facility was the lesser of the amount of $31,500,000 and the 75% of the vessel’s charter free market value at the time of delivery. The term loan which amounted to $29,250,000, was fully drawn down in one tranche upon the delivery of the vessel, which was delivered on July 14, 2009.

At December 31, 2011, the outstanding balance of the EFG Facility was $23,850,000, repayable in 1 installment of $600,000 and 30 consecutive quarterly installments of $390,000 each plus a balloon payment of $11,550,000 payable together with the last installment.

j.  On May 25, 2009, the Company entered into a $26,700,000 facility agreement with NIBC, secured by the Gas Haralambos, Gas Spirit and the Gas Natalie, (which was subsequently replaced by Gas Nemesis) three vessels already owned by three of the Company’s wholly-owned subsidiaries. The senior secured term loan facility was determined as the lesser of $26,700,000 or 65% of the vessels’ market value at the time of drawdown and was drawn down in three tranches on July 2, 2009 in connection with the part funding of deposits required for vessels under construction as ordered by the Company.

At December 31, 2011, the outstanding balance of the NIBC Facility was $19,589,464, repayable in 6 consecutive semi-annual installments of $1,077,634 each plus a balloon payment of $13,123,660 payable together with the last installment.

k.  On July 20, 2010, the Company entered into a $45,000,000 facility agreement with DnB NOR Bank, to partially finance the acquisition of an under construction Aframax tanker named “Spike” (formerly “Hull No 1757”), by one of the Company’s wholly owned subsidiaries and secured by the Gas Zael, a vessel already owned by a Company’s wholly owned subsidiary. The senior secured term loan facility was fully drawn down in a single tranche on July 21, 2010.

At December 31, 2011, the outstanding balance of this facility was $40,750,000, repayable in 19 consecutive quarterly installments of $850,000 each plus a balloon payment of $24,600,000 payable together with the last installment.

l. On February 1, 2011, the Company entered into an up to $49,500,000 facility agreement with DVB Bank SE Nordic Branch to partially finance the acquisition of the three under construction LPG carriers, named “Gas Elixir” (formerly Hull “K422”), “Gas Cerberus” (formerly Hull “K423”) and “Gas Myth”, (formerly Hull “K421”), respectively, by three of the Company’s wholly owned subsidiaries. The senior secured term loan facility was determined as the lesser of $49,500,000 and the 75% of the vessels’ charter free market value at the time of delivery. The term loan was drawn down in three tranches upon the delivery of each vessel. The first tranche amounting to $16,500,000 was drawn down on March 1, 2011, the second tranche amounting to $16,400,000 was drawn down on April 20, 2011, and the third tranche amounting to $16,500,000 was drawn down on September 23, 2011.

At December 31, 2011, the outstanding balance of this facility was $47,750,000, repayable, in 25 consecutive quarterly installments of $825,000 each, followed by 3 consecutive quarterly installments of $275,000 each plus a balloon payment of $26,300,000 payable together with the last installment.

m. On March 1, 2011, the Company entered into a credit facility with NORD/LB Bank to partially finance the acquisition of the two under construction LPG carriers, Gas Esco (formerly Hull “K424”) and Gas Husky, (formerly Hull “K425”), for an amount equal to (i) the lesser of $42,000,000 or 70% of the vessels’ charter free market value at the time of delivery or (ii) the lesser of $45,000,000 or 75% of the vessel’s charter free market value if at the time of their delivery the Company has arranged for a two-year charter for both vessels. The term loan will be drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $21,750,000 was drawn down on January 12, 2012 and the second tranche of $21,750,000 is expected to be drawn in May 2012. The total facility will be repayable, with the first installment commencing three months after the drawdown, in thirty two consecutive quarterly installments plus a balloon payment payable together with the last installment.

The above term loans are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets, the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1, and that at least 15% of the Company is to always be owned by members of the Vafias family. The Company should also maintain on a monthly basis, a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $1,300,000 in the earnings account with the Banks. Dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2011 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2009: 2.59%

Year ended December 31, 2010: 2.20%

Year ended December 31, 2011: 2.23%

Bank loan interest expense for the above loans for the years ended December 31, 2009, 2010 and 2011 amounted to $8,010,850, $7,418,572 and $7,864,282, respectively. Of these amounts, for the years ended December 31, 2009, 2010 and 2011, the amounts of $600,320, $556,314 and $557,565, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying consolidated statements of operations.

As of December 31, 2011, the Company was in compliance with the original covenants or had waivers that supplemented the original covenants such that the Company was in compliance. With respect to one facility under which a total of $29,375,000 was outstanding as of December 31, 2011 , the Company had obtained a waiver until March 31, 2012 reducing the required loan to value ratio to 110%, as described above. Upon waiver expiry on March 31, 2012, the Company is not in compliance with this covenant. Management has the intention and ability to cure this breach and as a result the Company may be required to provide additional collateral to its lenders in the form of cash in order to regain compliance with this covenant in the total amount of approximately $2,000,000 which has been classified as restricted cash as of December 31, 2011.

The aggregate available unused amounts under these facilities at December 31, 2011 were $45,000,000 and the Company is required to pay a quarterly commitment fee of 1% per annum of the unutilized portion of the line of credit. As of December 31, 2010, no amount was available for drawing under any of the above loans.

The annual principal payments to be made, for the eleven loans, after December 31, 2011 are as follows:

December 31,	Amount
2012	33,958,710
2013	33,748,710
2014	65,460,301
2015	30,192,792
2016	74,932,496
Thereafter	112,775,172

Total	351,068,181

Fair Value Disclosures TextBlock

12.Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate and were designated as cash flow hedges. The Company is a party to six floating-to-fixed interest rate swaps with various major financial institutions covering notional amounts aggregating approximately $142,500,000 at December 31, 2011 pursuant to which it pays fixed rates ranging from 2.77% to 4.73% and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 0.33% at December 31, 2011). These agreements contain no leverage features and have maturity dates ranging from February 2013 to March 2016. As of December 31, 2010 and 2011, these agreements did not qualify for hedge accounting and, as such, changes in their fair values were included in the accompanying consolidated statement of operations. For a period in the year ended December 31, 2009, two of the Company’s interest rate swap agreements met hedge accounting criteria and, as such, changes in their fair values were included in accumulated other comprehensive income/(loss). Effective June 30, 2009 and October 1, 2009, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2009, these agreements did not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations. In accordance with ASC 815-30-40 the unrealized loss accumulated in accumulated other comprehensive income/(loss) for previously designated cash flow hedges, which as of December 31, 2009 amounted to $936,424, is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings.

The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. On August 5, 2008, the Company entered into a series of foreign currency forward contracts to hedge part of its exposure to fluctuations of its anticipated cash payments in Japanese Yen relating to certain vessels under construction described in note 5. Under the contracts the Company converted U.S. dollars to approximately JPY5.4 billion of cash outflows at various dates from 2009 to 2011.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheet and with respect to gains and losses on derivative positions reflected in the consolidated statement of operations or in the consolidated balance sheet, as a component of accumulated other comprehensive income/(loss).

Tabular disclosure of financial instruments is as follows:

Derivatives not designated as hedging instruments	Balance Sheet Location	Year Ended December 31,
		2010		2011
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Foreign Currency Contract	Current assets — Fair value of derivatives	5,407,633	—	—	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	11,602,213	—	9,401,798

Total derivatives not designated as hedging instruments		5,407,633	11,602,213	—	9,401,798

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011 is as follows:

Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	Year Ended December 31,
		2009	2010	2011
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	293,044	(481,515)	(527,627)
Interest Rate Swap — Change in Fair Value	Loss on derivatives	2,266,362	(1,274,421)	2,200,415
Interest Rate Swap — Realized loss	Loss on derivatives	(4,023,270)	(6,087,631)	(5,497,478)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	(4,014,299)	1,771,929	(5,407,633)
Foreign Currency Contract — Realized gain	Loss on derivatives	—	—	6,300,919

Total loss on derivatives		(5,478,163)	(6,071,638)	(2,931,404)

The effect of derivative instruments on the consolidated statements of stockholders’ equity for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year Ended December 31,
	2009	2010	2011
Derivatives designated as hedging instruments	Amount of Loss Recognized in OCI on Derivatives (Effective Portion)
Interest Rate Swap Agreement	(124,218)	—	—

During the year ended December 31, 2009 the gain transferred from accumulated other comprehensive income / (loss) to the statement of operations was $293,044 and during the years ended December 31, 2010 and 2011, the losses transferred from other comprehensive income / (loss) to the statement of operations were $481,515 and $527,627, respectively.

Fair Value of Financial Instruments and Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair value of long term bank loans bearing interest at variable interest rates approximates the recorded values. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the credit facilities. The carrying value approximates the fair market value of the floating rate loans. The Company’s interest rate swap agreements are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items. The fair values of the interest rate swaps determined to be Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Company’s interest rate swaps and foreign currency contracts was the estimated amount the Company would pay or receive to terminate the swap agreements and contracts at the reporting date, taking into account current interest rates and the prevailing USD/JPY exchange rate, respectively, and the current creditworthiness of the Company and its counter parties.

Fair Value Disclosures: The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2010:

	Fair Value as of December 31, 2010	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Foreign Currency Contract	5,407,633	—	5,407,633	—
Interest Rate Swap Agreements	(11,602,213)	—	(11,602,213)	—

Total	(6,194,580)	—	(6,194,580)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2011:

	Fair Value as of December 31, 2011	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(9,401,798)	—	(9,401,798)	—

Total	(9,401,798)	—	(9,401,798)	—

Stockholders Equity Note Disclosure TextBlock

13.Common Stock and Additional Paid-in Capital

The amounts shown in the accompanying consolidated balance sheets as additional paid-in capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.

The total authorized common stock of the Company is 100,000,000 shares. On October 5, 2005, the Company completed its initial public offering. It issued 8,000,000 additional shares bringing the total number of shares outstanding to fourteen million. The holders of the shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

On August 3, 2006, Nike Investments Corporation agreed to purchase 400,000 newly issued shares of common stock from the Company at a price of $12.54 per share, representing the average of the closing prices of the common stock over the five trading days ended August 1, 2006. Mr. Thanassis J. Martinos, a former director of StealthGas Inc., is the President and principal owner of Nike Investments Corporation. The transaction took place on August 7, 2006, and as of December 31, 2006, the Company had 14,400,000 common shares outstanding with par value of $0.01.

On July 18, 2007, the Company completed a follow-on public offering of 7,200,000 shares at par value of $0.01 for $18.00 per share. The gross proceeds from the offering amounted to $129,600,000, the net proceeds after the underwriters’ discounts and commissions and other related expensed amounted to $121,932,958. The Company also granted the underwriters a 30 day option to purchase up to an additional 1,080,000 shares of common stock to cover any over allotments.

On August 1, 2007, the underwriters partially exercised the over-allotment option, purchasing from the Company 460,105 shares at par value of $0.01 of the Company’s common stock. The gross proceeds from the sale of these shares amounted to $8,281,890, the net proceeds after the underwriters’ discounts and commissions amounted to $7,826,386.

On March 22, 2010, the Company’s Board of Directors adopted a new stock repurchase plan for up to $15,000,000 to be used for repurchasing the Company’s common shares. All repurchased common shares were cancelled and removed from the Company’s capital stock. For the year ended December 31, 2010, the Company completed the repurchase of 1,205,229 shares paying an average price per share of $5.21. For the year ended December 31, 2011, the Company completed the repurchase of additional 551,646 shares paying an average price per share of $4.05.

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Text Block]

14.Equity Compensation Plan

The Company’s board of directors has adopted an Equity Compensation Plan (“the Plan”), under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time.

As of December 31, 2011, a total of 250,005 restricted shares had been granted under the Plan since the first grant in the third quarter of 2007.

On August 14, 2007, the Company granted 112,000 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $17.10 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested over 3 years from the grant date (54,000 restricted shares on October 1, 2007, 29,000 restricted shares on October 1, 2008 and 29,000 restricted shares on October 1, 2009).

On November 20, 2007, the Company granted 112,000 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $15.95 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested over 3 years from the grant date, (54,000 restricted shares on October 31, 2008, 29,000 restricted shares on October 31, 2009 and 29,000 restricted shares on October 1, 2010).

On March 18, 2008, the Company granted 9,396 of non-vested restricted shares to the Deputy Chairman of the Board and Executive Director of the Company and 16,609 restricted shares to certain employees of the Manager (a related party) under the Plan, treated as non-employees for stock based compensation recording purposes. The fair value of each share granted was $13.52 which is equal to the market value of the Company’s common stock on the day of a grant. The restricted shares vested over 3 years from the grant date, (13,003 shares on March 18, 2009, 6,501 shares on March 18, 2010 and 6,501 shares on March 18, 2011).

All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.

The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. As of December 31, 2009, the Company paid dividends on all non-vested shares in the amount of $21,188. The Company did not pay any dividends in the years ended December 31, 2010 and 2011. As restricted share grantees retained dividends on awards that are expected vest, such dividends were charged to retained earnings.

The Company estimates the forfeitures of restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

Management has selected the accelerated method allowed by the guidance with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.

In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service.

The stock based compensation expense for the restricted vested and non-vested shares for the years ended December 31, 2009, 2010 and 2011 amounted to $573,855, $154,442 and $4,071, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.

A summary of the status of the Company’s vested and non-vested restricted shares as of December 31, 2011, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2011	6,501	13.52
Granted	—	—
Vested	(6,501)	13.52
Forfeited	—	—
Non-vested, December 31, 2011	—	—

The total fair value of shares vested during the years ended December 31, 2010 and 2011 was $172,110 and $38,551, respectively, based on the closing share price at each vesting date.

Earnings Per Share TextBlock

15.Earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings. Non-vested restricted stock does not have a contractual obligation to share in the losses and therefore, are excluded from the basic loss per share calculation for the year ended December 31, 2009 due to the losses in 2009.

The Company applies the two-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.

The Company calculates basic and diluted earnings / (loss) per share as follows:

	Year Ended December 31,
	2009	2010	2011
Numerator
Net income/(loss)	(13,311,885)	11,093,191	8,549,791
Less: Dividends declared and undistributed earnings allocated to non-vested shares	—	(16,469)	—

Net income/(loss) attributable to common shareholders, basic	(13,311,885)	11,076,722	8,549,791

Denominator
Basic Weighted average shares — outstanding	22,219,442	21,539,331	20,909,154
Effect on dilutive securities:
Non-vested restricted shares	—	—	—

Diluted Weighted average shares — outstanding	22,219,442	21, 539,331	20, 909,154

Basic earnings/(loss) per share	(0.60)	0.51	0.41

Diluted earnings/(loss) per share	(0.60)	0.51	0.41

The Company excluded the dilutive effect of the 6,501 share awards that vested during 2011 in calculating dilutive EPS for the year ended December 31, 2011, as they were anti-dilutive.

Schedule of Dividends Payable [Text Block]

16.Dividends Paid

On February 19, 2009, the Company’s Board of Directors declared a cash dividend for 22,310,110 common shares outstanding of $0.1875 per common share, payable on March 9, 2009 to stockholders of record on March 2, 2009. The total amount of $4,183,146 was paid on March 06, 2009.

No dividends were declared or paid during the years ended December 31, 2010 and 2011.

Voyage and Vessel Operating Expenses [TextBlock]

17.Voyage Expenses and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2009	2010	2011
Port expenses	2,015,814	2,652,235	2,221,470
Bunkers	5,065,204	7,868,829	11,554,144
Commissions charged by third parties	1,731,276	1,612,635	1,798,427
Commissions charged by related party	1,418,024	1,396,877	1,474,495
Other voyage expenses	292,255	149,432	780,684

Total	10,522,573	13,680,008	17,829,220

	Year ended December 31,
Vessels’ Operating Expenses	2009	2010	2011
Crew wages and related costs	23,706,087	23,998,949	22,044,479
Insurance	1,696,571	1,623,582	1,410,889
Repairs and maintenance	4,574,386	4,814,718	4,940,185
Spares and consumable stores	5,641,944	5,838,470	5,886,002
Miscellaneous expenses	2,382,493	2,062,344	2,276,598

Total	38,001,481	38,338,063	36,558,153

Income Tax Disclosure TextBlock

18.Income Taxes

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statements of operations.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the Company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations. All the Company’s ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the country of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. These companies also currently satisfy the more than 50% beneficial ownership requirement.

In addition, the management of the Company believes that by virtue of a special rule applicable to situations where the ship-operating companies are beneficially owned by a publicly traded company like the Company, the more than 50% beneficial ownership requirement can also be satisfied based on the trading volume and the anticipated widely-held ownership of the Company’s shares, but no assurance can be given that this will remain so in the future, since continued compliance with this rule is subject to factors outside the Company’s control.

Commitments and Contingencies Disclosure [Text Block]

19.Commitments and Contingencies

•From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

•In October 2011, the Company entered into a fourteen-month cancelable operating lease for an armored car that terminates in December 2012. Future rental commitment payable in 2012 will amount to $44,286.

•As of December 31, 2011, the Company’s short term obligations due under the shipbuilding contracts with Mitsubishi Corporation of Japan amounted to JPY3,336,600,000 ($43,108,527). The conversion to US Dollars was based on the prevailing USD/JPY exchange rate at December 31, 2011.

•Future minimum contractual charter revenue, based on vessels committed to noncancelable, long-term time and bareboat charter contracts as of December 31, 2011, amount to $71,878,240 during 2012, $33,510,200 during 2013, $26,601,700 during 2014, $6,933,959 during 2015 and $693,000 during 2016. These amounts do not include any assumed off-hire.

Schedule Of Subsequent Events TextBlock

20.Subsequent Events

(a)On January 18, 2012, the Company paid to the shipyard the delivery installment amounting to $19,795,600 and took delivery of the “Gas Husky” (formerly Hull “K425”).

(b)On February 14, 2012, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Kalogeros” to an unaffiliated third party for $16,800,000. The vessel is expected to be delivered in May, 2012.

(c)On February 29, 2012, following the delivery of “Gas Tiny” to her new owners, the Company prepaid $791,823 of the then outstanding amount of the BNP loan.